As filed with the Securities and Exchange Commission on March 20, 2012

File No. 33-5852

File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 97	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 99	☒

HARBOR FUNDS

(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 443-4400

(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP 200 Clarendon Street – 27th Floor Boston, MA 02116

(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (b)
☐	on pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on the 20th day of March 2012.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser Chairman, President and Trustee

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	March 20, 2012
David G. Van Hooser

/s/ Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 20, 2012
Anmarie S. Kolinski

/s/ Donna J. Dean*	Trustee	March 20, 2012
Donna J. Dean

/s/ John P. Gould*	Trustee	March 20, 2012
John P. Gould

/s/ Randall A. Hack*	Trustee	March 20, 2012
Randall A. Hack

/s/ Rodger F. Smith*	Trustee	March 20, 2012
Rodger F. Smith

/s/ Raymond J. Ball*	Trustee	March 20, 2012
Raymond J. Ball

/s/ David G. Van Hooser
David G. Van Hooser
*	Attorney-in-Fact

Dated: March 20, 2012

*	As Attorney-in-Fact pursuant to Powers of Attorney (previously filed in Post-Effective Amendments Nos. 83 and 89 to the Registrant’s Registration Statement on Form N-1A).

HARBOR FUNDS

INDEX TO EXHIBITS IN REGISTRATION STATEMENT

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase